Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42458
Entity Registrant Name	Resolute Holdings Management, Inc.
Entity Central Index Key	0002039497
Entity Tax Identification Number	33-1246734
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	Suite 5B
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	256-8405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RHLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false